Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SIDUS SPACE, INC.
Entity Central Index Key	0001879726
Entity Tax Identification Number	46-0628183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Sykes Creek Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Merritt Island
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32953
City Area Code	321
Local Phone Number	613-5620
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Sidus Space, Inc.
Entity Address, Address Line Two	150 N. Sykes Creek Parkway
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Merritt Island
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32953
City Area Code	321
Local Phone Number	613-5620
Contact Personnel Name	Carol Craig